UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22764

CPG Carlyle Master Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Master Fund, LLC

(formerly CPG Carlyle Private Equity Master Fund, LLC)
(a Delaware Limited Liability Company)

Financial Statements
(Unaudited)

For the Period from April 1, 2015
to September 30, 2015

CPG Carlyle Master Fund, LLC

Table of Contents
For the Period from April 1, 2015 to September 30, 2015 (Unaudited)

Schedule of Investments	1-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9-16
Other Information	17

CPG Carlyle Master Fund, LLC

Schedule of Investments (Unaudited)
September 30, 2015

Investment Funds — 72.96%	Geographic Region	Cost	Fair Value
Co-Investments — 4.95%
Carlyle ECI Coinvestment, L.P. [a]	North America	$3,015,557	$3,254,805
Carlyle Interlink Coinvestment, L.P. [a]	North America	3,018,382	2,959,843
Carlyle RDSL Coinvestment, L.P. [a]	North America	12,000,000	12,000,000
Carlyle Sapphire Partners, L.P. [a]	North America	9,180,000	9,000,000
CSP III Canaveral Co-investment (Cayman), L.P. [a]	North America	4,128,441	4,000,000
CSP III Magellan Co-investment (Cayman), L.P. [a]	North America	4,082,566	4,356,495
Total Co-Investments		35,424,946	35,571,143

Primary Investments — 8.16%
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	22,045,112	19,422,028
Carlyle Europe Technology Partners III, L.P. [a]	Europe	5,187,241	5,065,215
Carlyle Global Financial Services Partners II, L.P. [a]	Global	13,233,946	11,941,085
Carlyle International Energy Partners, L.P. [a]	Global	6,288,737	6,051,254
Carlyle Partners VI, L.P. [a]	North America	7,236,331	7,138,354
Carlyle Strategic Partners III, L.P. [a]	North America	8,972,480	9,042,271
Total Primary Investments		62,963,847	58,660,207

Secondary Investments — 59.85%
Brazil Buyout Coinvestment, L.P. [a]	South America	197,999	112,199
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	3,456,739	3,346,558
Carlyle Asia Growth Partners III Coinvestment, L.P. [a]	Asia/Pacific	528,313	692,569
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	36,683,489	36,791,107
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	2,424,463	2,628,952
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	12,838,340	13,921,351
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	5,225,973	3,974,621
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	15,455,425	18,515,284
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	1,400,734	1,541,984
Carlyle Asia Partners III Coinvestment AIV (Scot), L.P. [a]	Asia/Pacific	280,184	301,918
Carlyle Equity Opportunity Fund Coinvestment, L.P. [a]	North America	142,638	225,313
Carlyle Europe Partners II, L.P. [a]	Europe	3,667,422	3,214,826
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	1,462,749	1,243,743
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a]	Europe	176,654	90,344
Carlyle Europe Partners III, L.P. [a]	Europe	4,925,980	6,874,138
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	7,393,991	8,708,927
Carlyle Europe Technology Partners, L.P. [a]	Europe	—	495,876
Carlyle Europe Technology Partners Coinvestment, L.P. [a]	Europe	11,280	19,219
Carlyle Europe Technology Partners II Coinvestment, L.P. [a]	Europe	321,175	320,240
Carlyle Global Financial Services Partners, L.P. [a]	Global	41,795,536	65,155,294
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	1,081,323	1,243,889
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a]	Global	33,632	236,093
Carlyle Infrastructure Partners, L.P. [a]	North America	38,091,719	38,021,505
Carlyle Japan Partners Coinvestment, L.P. [a]	Asia/Pacific	174,487	350,187

CPG Carlyle Master Fund, LLC

Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Investment Funds — 72.96% (Continued)	Geographic Region	Cost	Fair Value
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	$1,517,418	$1,404,643
Carlyle Partners IV, L.P. [a]	North America	368,664	5,130,638
Carlyle Partners IV Coinvestment, L.P. [a]	North America	988,343	469,559
Carlyle Partners IV Coinvestment (Cayman), L.P. [a]	North America	688,395	1,183,482
Carlyle Partners V, L.P. [a]	North America	123,541,154	129,164,617
Carlyle Partners V Coinvestment, L.P. [a]	North America	9,261,524	8,098,430
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	2,456,538	1,693,242
Carlyle Partners VI Coinvestment A, L.P. [a]	North America	59,338	91,808
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a]	North America	316,043	318,774
Carlyle/Riverstone Global Energy and Power Fund II [a]	North America	944,272	1,395,960
Carlyle/Riverstone Global Energy and Power Fund III [a]	North America	4,150,606	2,862,931
Carlyle Strategic Partners II, L.P. [a]	North America	16,235,051	14,465,346
Carlyle Strategic Partners II Coinvestment, L.P. [a]	North America	1,170,540	858,424
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	504,114	556,671
Carlyle Venture Partners II Coinvestment, L.P. [a]	North America	281,320	748,237
Carlyle Venture Partners III Coinvestment, L.P. [a]	North America	656,449	766,845
MENA Coinvestment, L.P. [a]	North America	455,271	506,366
Mexico Coinvestment, L.P. [a]	North America	3,415	134,501
Newport Global Opportunities Fund, L.P. [a]	North America	31,934,619	37,427,640
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	762,556	588,178
Riverstone/Carlyle Global Energy and Power Fund IV [a]	North America	8,248,995	6,045,259
Riverstone Global Energy and Power Fund V [a]	North America	8,877,744	8,087,553
Total Secondary Investments		391,192,614	430,025,241
Total Investment Funds		$489,581,407	$524,256,591

Direct Investments — 0.42%
Interlink Maritime Corp.	North America	$3,000,000	$3,000,000
Total Direct Investments		3,000,000	3,000,000
Total Investments		$492,581,407	$527,256,591

Short-Term Investments — 32.67%
Cerificate of Deposit — 3.48%
Bank of America N.A., 0.23%, 10/8/2015		$25,000,000	$25,000,750
Total Certificate of Deposit		25,000,000	25,000,750

CPG Carlyle Master Fund, LLC

Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Short-Term Investments — 32.67% (Continued)	Cost	Fair Value
Money Market Funds — 29.19%
Fidelity Institutional Money Market Portfolio, Class I, 0.13% [b]	$107,452,923	$107,452,923
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.14% [b]	25,528,502	25,528,502
Goldman Sachs Financial Square Money Market Fund, Class I, 0.13% [b]	25,527,944	25,527,944
Morgan Stanley Institutional Liquidity Fund, Class I, 0.03% [b]	192,980	192,980
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 0.16% [b]	25,531,800	25,531,800
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 0.15% [b]	25,530,027	25,530,027
Total Money Market Funds	209,764,176	209,764,176
Total Short-Term Investments	$234,764,176	$234,764,926

Total Investments — 106.05%	$727,345,583	$762,021,517
Liabilities in excess of other assets — (6.05%)		(43,443,594)
Net Assets — 100.00%		$718,577,923

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[b]	The rate shown is the annualized 7-day yield as of September 30, 2015.

Investments as of 9/30/15

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	4.95%
Primary Investments	8.16%
Secondary Investments	59.85%
Total Investment Funds	72.96%
Direct Investments	0.42%
Total Direct Investments	0.42%
Short-Term Investments
Certificate of Deposit	3.48%
Money Market Funds	29.19%
Total Short-Term Investments	32.67%
Total Investments	106.05%
Liabilities in excess of other assets	(6.05%)
Total Net Assets	100.00%

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Statement of Assets and Liabilities (Unaudited)
September 30, 2015

Assets
Investments, at fair value (cost $492,581,407)	$527,256,591
Short-term investments, at fair value (cost $234,764,176)	234,764,926
Cash denominated in foreign currencies (cost $846,840)	842,325
Receivable for distributions from Investment Funds	2,648,503
Advanced subscriptions in investments in Investment Funds	50,000
Prepaid expenses and other assets	120,434
Total Assets	765,682,779

Liabilities
Payable for investments purchased, not yet settled	29,122,886
Payable for shares repurchased	15,225,763
Payable to Adviser	2,172,749
Income tax payable	256,218
Professional fees payable	202,446
Accounts payable and other accrued expenses	124,794
Total Liabilities	47,104,856
Net Assets	$718,577,923

Composition of Net Assets
Paid in capital	$660,753,163
Accumulated net investment loss, net of income taxes	(9,339,798)
Accumulated net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	32,221,415
Accumulated net change in unrealized appreciation on investments and other foreign currency denominated assets and liabilities, net of income taxes	34,943,143
Net Assets	$718,577,923

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Statement of Operations (Unaudited)
For the Period from April 1, 2015 to September 30, 2015

Investment Income
Dividend income	$1,762,653
Interest income	38,968
1,801,621
Expenses
Management fee	3,684,799
Professional fees	277,702
Accounting and administration fees	218,877
Directors' fees	20,751
Other fees	64,560
Net Expenses	4,266,689

Net Investment Loss	(2,465,068)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain from:
Investments	19,645,106
Foreign currency	27,321
Net change in unrealized appreciation/(depreciation) on:
Investments	(15,363,153)
Foreign currency	16,631
Income tax expense	711,313
Net Realized Gain and Change in Unrealized Depreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities	5,037,218

Net Increase in Net Assets Resulting from Operations	$2,572,150

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Statements of Changes in Net Assets

	Period from April 1, 2015 to September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Changes in Net Assets Resulting from Operations
Net investment loss, net of income taxes	$(2,465,068)	$(4,963,543)
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	19,672,427	11,606,810
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	(14,635,209)	32,488,225
Net Change in Net Assets Resulting from Operations	2,572,150	39,131,492

Change in Net Assets Resulting from Capital Transactions
Capital contributions	106,751,605	308,650,118
Capital withdrawals	(15,225,764)	—
Net Change in Net Assets Resulting from Capital Transactions	91,525,841	308,650,118

Total Net Increase in Net Assets	94,097,991	347,781,610

Net Assets
Beginning of year	624,479,932	276,698,322
End of period/year	$718,577,923	$624,479,932
Accumulated Net Investment Loss	$(9,339,798)	$(6,874,730)

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period from April 1, 2015 to September 30, 2015

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$2,572,150
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(19,645,106)
Net change in unrealized depreciation on investments	15,363,153
Purchases of investments	(110,740,194)
Capital distributions received from Investment Funds	77,054,014
Net purchases of short-term investments	(83,331,786)
(Increase)/Decrease in Assets:
Receivable for distributions from Investment Funds	(383,909)
Advance subscriptions in investments in Investment Funds	(50,000)
Prepaid expenses and other assets	6,761
Increase/(Decrease) in Liabilities:
Payable for investments purchased, not yet settled	28,693,025
Payable to Adviser	931,861
Income tax payable	(711,313)
Professional fees payable	104,700
Accounts payable and other accrued expenses	17,156
Net Cash Used in Operating Activities	(90,119,488)

Cash Flows from Financing Activities:
Proceeds from capital contributions, including capital contributions received in advance	90,355,539
Net Cash Provided by Financing Activities	90,355,539

Net change in Cash	236,051
Cash at beginning of year	606,274
Cash at end of period	$842,325

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Financial Highlights

	For the Period Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015	Period from June 1, 2013 (Commencement of Operations) to March 31, 2014
Net Assets:
Net Assets, end of year/period (in thousands)	$718,578		$624,480	$276,698

Ratios/Supplemental Data:
Net Investment Loss	(0.71	%)(1)	(1.02%)	(1.60	%)(1)
Gross Expenses (2)	1.22	%(1)	1.39%	2.11	%(1)
Expense Recoupment/(Waiver)	0.00	%(1)	0.05%	(0.19	%)(1)
Net Expenses (3)	1.22	%(1)	1.44%	1.92	%(1)
Portfolio Turnover Rate	0.00	%(4)	0.00%	0.00	%(4)
Total Return (5)	0.59	%(4)	8.01%	15.92	%(4)

(1)	Annualized.
(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursement and/or expense recoupment by the Adviser.
(3)	Included in the above ratio are other expenses of 0.17% as of September 30, 2015, 0.23% as of March 31, 2015 and 0.70% as of March 31, 2014.
(4)	Not annualized.
(5)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year/period and adjusted for cash flows related to capital contributions during the year/period.

See accompanying notes to financial statements.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2015

1.	ORGANIZATION

CPG Carlyle Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”) an entity wholly-owned by the Master Fund is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly in multiple alternative investment funds (“Investment Funds”), co-invements and direct investments sponsored or affiliated with by The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds. Effective August 3, 2015 the Master Fund changed its name from CPG Carlyle Private Equity Master Fund, LLC.

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. As of September 30, 2015, the Feeder Fund owns approximately 100.00% of the Master Fund’s limited liability company interests (“Interests”) with the Adviser owning an amount which rounded to less than approximately 0.00%.

Interests are generally offered as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. Accordingly, an allowance has been established in the amount the Master Fund expects to incur. For the period ended September 30, 2015, the total income tax expense was reduced by $711,313 which is included in the Statement of Operations, all of which was payable at September 30, 2015 and is included in the Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Master Fund has adopted a tax year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2015, the tax years from the year 2013 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2015, the Master Fund did not incur any interest or penalties.

Cash: Cash denominated in foreign currencies consist of monies held at UMB Bank, N.A. (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in money market funds and are recorded at net asset value per share.

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying Investment Funds at the date of redemption. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

3.	PORTFOLIO VALUATION

Fair value is defined as the price that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

●

Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to, price transparency and the existence or absence of certain restrictions at the measurement date. The Master Fund has assessed the following factors in determining the fair value hierarchy of its investments in Investment Funds:

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

3.	PORTFOLIO VALUATION (continued)

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Audit Committee on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make direct investments which are interests in securities issued by operating companies directly and not through a third-party investment vehicle. Such investments are typically made as co-investments alongside private equity funds and are usually structured such that the private equity fund and any lead co-investors collectively had a controlling interest in the operating company. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of September 30, 2015:

Investment Funds	Level 1	Level 2	Level 3	Total
Co-Investments	$—	$—	$35,571,143	$35,571,143
Primary Investments	—	—	58,660,207	58,660,207
Secondary Investments	—	—	430,025,241	430,025,241
Direct Investments	—	—	3,000,000	3,000,000
Short-Term Investments
Money Market Investments	234,764,926	—	—	234,764,926
Total Investments	$234,764,926	$—	$527,256,591	$762,021,517

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

3.	PORTFOLIO VALUATION (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Co-Investments	Primary Investments	Secondary Investments	Direct Investments	Total
Balance as of April 1, 2015	$9,984,777	$38,201,175	$438,103,256	$3,000,000	$489,289,208
Gross Contributions	26,093,880	24,382,419	60,263,895	—	110,740,194
Gross Distributions	—	(4,886,279)	(72,167,735)	—	(77,054,014)
Realized Gain	—	(17,454)	19,662,560	—	19,645,106
Unrealized Appreciation/(Depreciation)	(507,514)	980,346	(15,836,735)	—	(15,363,903)
Balance as of September 30, 2015	$35,571,143	$58,660,207	$430,025,241	$3,000,000	$527,256,591

The Master Fund recognizes transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended September 30, 2015.

The amount of the net unrealized depreciation for the period ended September 30, 2015 relating to investments in Level 3 assets still held at September 30, 2015 is ($15,363,903).

A listing of the investments held by the Master Fund and their attributes, as of September 30, 2015, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies with focus on small, mid, or large capitalization companies	$ 406,611,351	$ 160,435,824	Up to 4 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	$ 85,671,273	$ 39,333,494	Up to 5 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	$ 34,973,966	$ 40,587,357	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2015, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the Adviser a monthly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2015, the Adviser earned $3,684,799 of Management Fee which is included in the Statement of Operations, of which $2,172,749 was payable at September 30, 2015 and is included in Payable to Adviser in the Statement of Assets and Liabilities. During the period ended September 30, 2015, the Adviser waived $500,733 of the Management Fee.

No amounts related to the Expense Limitation and Reimbursement Agreement are owed to the Adviser.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Master Fund (the “Directors”), as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee of $500 for each meeting attended and $250 for each meeting by phone. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Directors for the period ended September 30, 2015 was $20,751 which is included in the Statement of Operations.

5.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2015, the total administration fees were $218,877 which is included in accounting and administration fees in the Statement of Operations, of which $114,725 was payable at September 30, 2015 and is included in accounts payable and other accrued expenses in the Statement of Assets and Liabilities.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Master Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

Foreside Fund Services, LLC acts as the placement agent for the Master Fund.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

6.	INVESTMENTS

For the period ended September 30, 2015, total purchases and total proceeds from redemptions or other dispositions of investments amounted to $110,740,194 and $77,054,014, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2015.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not available.

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which Limited Liability Company agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

9.	COMMITMENTS

As of September 30, 2015, the Master Fund had outstanding investment commitments to Investment Funds totaling $240,356,675. Four Investment Funds have commitments denominated in Euros. As of September 30, 2015, the unfunded commitments for these Investment Funds totaled €22,736,531 EUR. As of September 30, 2015, the exchange rate used for the conversion was 1.1175 USD/EUR. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

CPG Carlyle Master Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2015

10.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in Investment Funds. A fee of 0.75% per annum is payable quarterly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the highest of (a) the Federal Funds Rate plus 2.50%, (b) the Bank of America N.A. prime rate plus 2.00% and (c) London Interbank Offer Rate plus 3.00%. For the period ended September 30, 2015, the Master Fund did not borrow under the Facility.

12.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 820, Fair Value Measurements. Under the modifications, investments eligible to be measured at fair value using NAV per share practical expedient are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

13.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2015 have been evaluated through the date the financial statements were issued. During this period, capital contributions into the Master Fund for October 1, 2015 and November 1, 2015, equaled $23,845,085 and $15,655,438, respectively. There were no subsequent subscriptions through the date the financial statements were issued.

CPG Carlyle Master Fund, LLC

Other Information (Unaudited)
September 30, 2015

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling 1-212-317-9200; and (ii) on the SEC’s website at www.sec.gov.

The Master Fund is required to file Form N-PX, its complete proxy voting record for the most recent twelve month period ended June 30, no later than August 31. The Master Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling the Master Fund at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Schedules of Portfolio Holdings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q filings are available, without charge and upon request, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee.  The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure required  by this  paragraph,  based  on  their  evaluation  of  these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  second fiscal  quarter  of  the  period  covered  by  this  report  that  has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 10, 2015

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 10, 2015

*	Print the name and title of each signing officer under his or her signature.